Basis Of Preparation Of The Consolidated Financial Statements (Policies)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Statement of compliance with the International Financial Reporting Standards (IFRS) and bases of preparation of these financial statements
2.1 Statement of compliance with the International Financial Reporting Standards (IFRS) and bases of preparation of these consolidated financial statements
The consolidated financial statements of the Group as of December 31, 2021 and 2020 and for the fiscal years ended December 31, 2021, 2020 and 2019 have been prepared and presented in accordance with the IFRS as issued by the International Accounting Standards Board (“IASB”).
These consolidated financial statements comprehensively recognize the effects of variations in the purchasing power of currency through the application of the method to restate the consolidated financial statements in constant currency, as established by the International Accounting Standard 29 (IAS 29).
For comparative purposes, these consolidated financial statements include figures and other details corresponding to the fiscal years ended on December 31, 2020 and 2019, which are an integral part of the above-mentioned consolidated financial statements and are presented in order for them to be solely interpreted in conformity in accordance with the figures and other information for this current fiscal year. These figures have been restated in the current fiscal year’s end-of-period
currency in the manner described in the following section in order to allow comparability.
Due to the sale of the shareholding in Yguazú Cementos S.A. during fiscal year 2020, as described in Note 41, the results of operations in relation to this investment during fiscal year’s 2019 and 2020 are disclosed as discontinued operations in accordance with IFRS 5
Non-current
Assets held for Sale and Discontinued Operations. Consequently, all the amounts related to discontinued operations within each item of the consolidated statement of comprehensive income are reclassified as discontinued operations. The consolidated statement of cash flows includes the cash flows from continuing and discontinued operations, being the cash flows from discontinued operations and earnings per share disclosed in Note 41, as well as other additional information related to the transaction performed.
These consolidated financial statements were approved by the Board of Directors on April 29, 2022, the date when the consolidated financial statements were available for issuance.

Financial information presented in constant currency
2.2. Financial information presented in constant currency
The consolidated financial statements as of December 31, 2021, and the corresponding figures for prior fiscal years have been restated to consider changes in the general purchasing power of the Group’s functional currency (the Argentine Peso) in accordance with the provisions included in IAS 29. As a result, the consolidated financial statements are stated in the unit of currency that was current as at the end of this fiscal year.
According to IAS 29, the restatement of the financial statements is necessary when the functional currency of an entity is that of a hyperinflationary economy. IAS 29 provides certain guidelines for illustrative purposes to define a situation in which hyperinflation is deemed to arise, including (i) analysis of general population behavior, prices, interest rate, and salaries in the face of changes in price indexes and the loss of purchasing power in currency and (ii) as a quantitative feature, which is the condition more frequently considered in practice, the existence of a cumulative three-year inflation rate that approximates or exceeds 100%.
In order to assess the above-mentioned quantitative condition and also to restate financial statements, the series of indices to be used in the enforcement of IAS 29 is as determined by FACPCE. This series combines the Consumer Price Index (CPI) at the national level and as published by Instituto Nacional de Estadística y Censos [Official Statistics Bureau, “INDEC” as per the initials in Spanish] as from January 2017 (baseline month: December 2016) with the Wholesale Domestic Price Index (IPIM, for its acronym in Spanish) as published by INDEC until that date, computing for the months of November and December 2015, for which INDEC has no information with respect to changes in the IPIM, the variation in the CPI of the Autonomous City of Buenos Aires.
Taking such index into account, inflation was 50.94%, 36.14% and 53,83% in the years ended December 31, 2021, 2020 and 2019, respectively, and 100% accumulated in three years during each of the years presented was reached.
Below is a summary of the
methods
of applying IAS 29.
Restatement of the statement of financial position:
(i) Monetary items (those with a fixed nominal value in local currency) are not restated because they are already stated at the current unit of measurement as of the end of the reporting period. In an inflationary period, holding monetary assets causes losses in the purchasing power and holding monetary liabilities generates gains in the purchasing power, provided that such items are not subject to an adjustment mechanism that may otherwise offset these effects. Monetary gains or losses are included in the statement of profit or loss and other comprehensive income for every fiscal year.
(ii) The assets and liabilities that are subject to changes based on specific agreements are adjusted on the basis of such agreements.
(iii)
Non-monetary
assets and liabilities measured at fair values as of the balance sheet date are not inflation-restated for presentation purposes in the statement of financial position, however, their restated amounts are used to measure the gains / losses caused by holdings of such non-monetary
items. For the fiscal years ended December 31, 2021, 2020 and 2019, the Group did not have non-monetary
items under the revaluated method.
(iv)
Non-monetary
items measured at historical cost or at the current value of a date prior to the end of the reporting fiscal year are restated by coefficients that reflect the variations in the general price level since the date of acquisition or revaluation through the end of the reporting period. Subsequently, the restated amounts of such assets are compared to the corresponding recoverable values at the end of the reporting period. As of December 31, 2021, 2020 and 2019, the items subject to this restatement process have been those included in inventories, other receivables, property, plant and equipment, right of use assets, goodwill, and non-current
investments. The amounts charged to against the statement of profit or loss and other comprehensive income due to depreciation of property, plant and equipment and amortization of intangible assets, as well as any other consumption of non-monetary
assets shall be determined based on the restated amounts.
(v) When borrowing costs are capitalized in
non-monetary
assets pursuant to IAS 23, the components of those costs compensating the creditor for the effects of inflation are not capitalized. See Note 13 for the Group´s capitalized borrowing costs.
(vi) The restatement of
non-monetary
assets in terms of current units of measurement as of the end of the year with no equivalent adjustment for tax purposes gives rise to a taxable temporary difference and the recognition of deferred tax liabilities. In those cases where there is a revaluation of the non-monetary
assets in addition to the restatement, the deferred tax recognized on the restatement is accounted for as profit or loss for the year, and the effect of deferred taxes on the revaluation (excess of the revalued amount over the restated amount) is recognized in other comprehensive income. The Group has no assets subject to revaluation.
Restatement of the statement of profit or loss and other comprehensive income:
(i) Expenses and revenues are restated as the date of they are accrued except for those profit or loss items related to the consumption of assets measured in purchasing power currency of a date previous to the recording of such consumption (such as depreciation, impairment, and other use of assets valued at historical cost); and except also for any profit or loss arising from comparing two measurements expressed in a currency with a purchasing power from different dates, for which it is necessary to identify the amounts compared, their separate restatement and their comparison based on the new restated amounts.
(ii) In the case of financial income and expenses, including foreign exchange gain (loss), from lent or borrowed funds, the Group has decided to present them in real terms, i.e. net of the effect of inflation on the assets and liabilities that generated these income or expenses.
(iii) Net
profit or loss for the exposure of monetary assets and liabilities to inflation is reported in a separate item of profit and loss and other comprehensive income.
Restatement of the statement of changes in shareholders’ equity:
All
equity components are restated by applying the general price index from the beginning of the fiscal year, and the movements of each such components during the year is restated as from the date of the contribution or initial recognition. Capital stock is presented at nominal values and its corresponding restatement adjustment is presented in a “adjustment capital” account. Other comprehensive income resulting after the transition date of the implementation of IAS 29 is recorded net of the inflation effect.
Restatement of the statement of cash flows:
IAS 29 requires that all entries in this statement should be restated in terms of the unit of measurement that is current at the end of the reporting period. The monetary gain or loss generated from cash and cash equivalents is presented in the statement of cash flows separately from the cash flows from operating, investing and financing activities, as a specific item for the reconciliation between cash and cash equivalents at the beginning and at the end of the fiscal year.

Applicable accounting standards
2.3. Applicable Accounting Standards
The consolidated financial statements have been prepared on a historical cost basis, which has been restated at year-end
currency in the case of
non-monetary
items, except for the revaluation of certain financial assets, which are measured at the fair value. In general, historical cost is based on the fair value of the consideration given in exchange for the assets.
Fair value is the price that the Group would receive to sell an asset or paid to transferred a liability in an orderly transaction between market participants as of the measurement date, irrespective of whether such price is directly observable or estimated using another valuation technique. The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.
A fair value measurement of a
non-financial
asset takes into account a market participant’s ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use.
The Group uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.
All assets and liabilities for which fair value is measured or disclosed in the financial statements are categorized within the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:

•	Level 1 quoted (unadjusted) prices in active markets for identical assets and liabilities to which the entity has access as at the measurement date;

•	Level 2 valuation techniques for which the lowest level input that is significant to their value measurement is directly or indirectly observable; and

•	Level 3 valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable.
Classification as current and
non-current:
The Group classifies assets and liabilities in the consolidated statement of financial position as current and non-current.
An asset is classified as current when the Group:

a)	expects to realize the asset or intends to sell or consume it during its normal operating cycle;

b)	holds the asset primarily for the purpose of trading;

c)	expects to realize the asset within twelve months after the end of the reporting period; or

d)	the asset is cash or cash equivalent unless it is restricted and cannot be exchanged or used to settle a liability for at least twelve months after the end of the reporting period.
All other assets are classified as
non-current.
A liability is classified as current when the Group:

a)	expects to settle the liability during its normal operating cycle;

b)	holds the liability primarily for the purpose of trading;

c)	the liability is due to be settled within twelve months after the end of the reporting period; or

d)	fails to have an unconditional right to defer settlement of the liability for at least twelve months after the end of the reporting period.
All the other liabilities are classified as
non-current.
Deferred tax assets and liabilities are classified as
non-current
assets and liabilities in all cases.
Year-end
date:
The fiscal year of the Group starts on January 1 and ends on December 31 each year.
Currency:
The consolidated financial statements are presented in thousands of Argentine Pesos ($), the currency of legal tender in the Argentine Republic, and which is the functional currency of the Group.
Use of estimates:
The preparation of consolidated financial statements requires the Group’s management to make judgements, estimates and assumptions that affect the amount of recorded assets and liabilities and the contingent assets and liabilities disclosed as of the reporting date, as well as the revenues and expenses recognized during each year. Future profit or loss may differ from the estimates and assessments made as of the date of preparation of these consolidated financial statements.
The description of estimates and significant accounting judgments made by the Group’s Board in the application of accounting policies as well as the areas with greater degree of complexity requiring further judgment, are disclosed in Note 4.
The Group´s significant accounting policies are described below.

Standards and interpretations issued but not yet effective
2.4. Standards and interpretations issued but not yet effective
The following is a detail of standards and interpretations that are issued but not yet effective up to the date of issuance of the Group’s consolidated financial statements. The Group intends to adopt these standards, if applicable, when they become effective.

•	IFRS 3 - Reference to the Conceptual Framework
In May 2020, the IASB issued Amendments to IFRS 3 Business Combinations. The amendments are mainly intended to replace a reference to the framework for the preparation and presentation of financial statements, issued in 1989, with a reference to the conceptual framework for financial information issued in March 2018, without significantly changing its requirements. IASB also added an exception to the recognition principle of IFRS 3 to avoid the issue of potential ‘day 2’ gains or losses arising from liabilities and contingent liabilities that would fall within the scope of IAS 37 Provisions, Contingent Liabilities and Contingent Assets or IFRIC 21 Levies, if incurred separately. The above mentioned amendments shall be effective for fiscal years beginning on or after January 1, 2022, and shall be applied prospectively. The management of the Group understands that the application of these amendments will not have a material impact on the Group’s consolidated financial statements.

•	IAS 16 Proceeds before intended use of Property, plant and equipment
In May 2020, the IASB issued amendments to IAS 16 Property, Plant and Equipment in order to prohibit entities deducting from the cost of an item of property, plant and equipment, any proceeds from selling items produced while bringing that asset to the location and condition necessary for it to be capable of operating in the manner intended by management. Instead, the proceeds from the sale of those items, including the costs incurred for producing them, shall be recognized in profit or loss. The amendment is effective as from the fiscal years beginning January 1, 2022 and shall be applied retroactively to the items of property, plant and equipment available for use on or after the beginning of the earliest period presented in which the entity first applies the amendment. The management of the Group understands that the application of these amendments will not have a material impact on the Group’s consolidated financial statements.
•	IAS 37 Cost of Fulfilling an Onerous Contract
In May 2020, the IASB issued amendments to IAS 37 Provisions, Contingent Liabilities and Contingent Assets to specify the costs an entity should include when assessing whether a contract is onerous or loss-making. The amendments apply a directly related cost approach. Costs directly related to a contract for the provision of goods or services include both incremental costs and an allocation of costs directly related to the activities of the contract. General and administrative costs are not directly related to a contract and are excluded unless they are explicitly attributable to the counterparty under the contract. The amendments shall be effective for fiscal years beginning on or after January 1, 2022. The Group shall apply these amendments to contracts for which it has not yet fulfilled all its obligations at the beginning of the fiscal year in which it first applies the amendments. The management of the Group understands that the application of these amendments will not have a material impact on the Group’s consolidated financial statements.

•	IFRS 1 First-time Adoption of IFRS by a subsidiary
As part of the Annual Improvements to IFRS Standards 2018-2020, the IASB issued an amendment to IFRS 1 First-time Adoption of International Financial Reporting Standards. The amendment allows a subsidiary to choose to apply IFRS 1.D16(a) to measure its cumulative translation difference using the amounts reported by the parent company based on the parent company’s date of transition to IFRSs. This amendment also applies to an associate or joint business that chooses to apply IFRS 1.D16(a). The amendment is effective for fiscal years beginning on or after January 1, 2022, and early application is permitted. The management of the Group understands that the application of these amendments will not have a material impact on the Group’s consolidated financial statements.

•	IFRS 9 Fees in the ‘10 per cent’ test for derecognition of financial liabilities
As part of its 2018-2020 annual improvements to IFRS standards process the IASB issued amendment to IFRS 9. The amendment clarifies the fees that an entity includes when assessing whether the terms of a new or modified financial liability are substantially different from the terms of the original financial liability. These fees include only those paid or received between the borrower and the lender, including fees paid or received by either the borrower or lender on the other’s behalf. An entity applies the amendment to financial liabilities that are modified or exchanged on or after the beginning of the annual reporting period in which the entity first applies the amendment. The amendment is effective for fiscal years beginning on or after January 1, 2022, and early application is permitted. The Group shall apply the amendment to financial liabilities that are modified or exchanged on or after the beginning of the reporting year in which it first applies the amendment. The management of the Group does not expect that the application of these amendments will have a material impact on the Group’s consolidated financial statements.

•	IFRS 16 Lease Incentives
As part of the Annual Improvements to IFRS Standards 2018 2020, the IASB issued an amendment to IFRS 16 Leases. The amendment removes the illustration of reimbursement of leasehold improvements by the lessor in the illustrative example 13 accompanying IFRS 16; thus removing the potential for confusion regarding the treatment of lease incentives when applying IFRS 16. The modification is not expected to have an impact on the Group’s consolidated financial statements.

•	IAS 41 Taxation in Fair Value Measurements
As part of the Annual Improvements to IFRS Standards 2018-2020, the IASB issued an amendment to IAS 41 Agriculture. The amendment removes the requirement in paragraph 22 of IAS 41 for entities to exclude taxation cash flows when measuring the fair value of assets under the scope of IAS 41. The amendment is effective for fiscal years beginning on or after January 1, 2022, and early application is permitted. This amendment is not applicable to the Group.

•	IAS 1 Classification of Liabilities as Current or Non-Current
In January 2020, the IASB issued amendments to IAS 1 “Presentation of Financial Statements” to specify the requirements for the classification of liabilities as current or non-current.
The amendments clarify: (i) what is meant by a right to defer settlement; (ii) that a right to defer must exist at the end of the reporting period; (iii) that classification is unaffected by the likelihood that an entity will exercise its deferral right; and (iv) that only if an embedded derivative in a convertible liability is itself an equity instrument would the terms of a liability not impact its classification. The amendments shall be effective for fiscal years beginning on or after January 1, 2023 and shall be applied retroactively. The management of the Company does not expect that the application of this interpretation will have a material impact on the Group’s consolidated financial statements.

•	IFRS 17 Insurance Contracts
In May 2017, the IASB issued the IFRS 17 “Insurance contracts”, a new comprehensive financial reporting standard for the Insurance contracts which covers the recognition, assessment, presentation and disclosure. Once in force, IFRS 17 shall replace IFRS 4 which was issued in 2005. The IFRS 17 applies to all the types of insurance contracts (that is, life insurance, non-life
insurance, direct insurance and reinsurance), irrespective of the type of entities that issue such policies as well as certain guarantees and financial instruments with certain characteristics of discretional participation. IFRS 17’s overall objective consists in the supply of an accounting model for the insurance contracts that should be more useful and systematic for the insurance companies. In contrast to the requirements of IFRS 4, which are based, to a large extent, on the enhancement of local accounting policies, the IFRS 17 provides a comprehensive model for the insurance contracts that deals with all relevant accounting aspects. The IFRS 17 is in force for the fiscal years starting on January 1, 2021. Since the Company is not engaged in insurance industry, the management of the Company does not expect that the application of these standard will have impact on the Group´s consolidated financial statements.

•	IAS 1 and IFRS 2 Practice Statement - Disclosure of Accounting Policies
The amendments require an entity to disclose its material accounting policies, rather than its significant accounting policies. Additional amendments explain how an entity can identify a material accounting policy. Examples of when an accounting policy is likely to be material are added. To support the amendment, the Board has also developed guidance and examples to explain and demonstrate the application of the “four-step materiality process” described in the IFRS 2 Practice Statement. Its application will be effective for periods beginning on or after January 1, 2023. The amendments are not expected to have an impact on the Group’s consolidated financial statements.

•	IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors
The amendments replace the definition of a change in accounting estimates with a definition of accounting estimates. Under the new definition, accounting estimates are “monetary amounts in the financial statements that are subject to measurement uncertainty.” Entities develop accounting estimates if accounting policies require items in financial statement to be measured in a way that involves measurement uncertainty. The amendments clarify that a change in accounting estimate that results from new information or new developments is not the correction of an error. Its application will be effective for fiscal years beginning on or after January 1, 2023. The amendments are not expected to have an impact on the Group’s consolidated financial statements.

•	IAS 12 Income Tax
The amendments clarify that the initial recognition exemption does not apply to transactions in which equal amounts of deductible and taxable temporary differences arise on initial recognition. Its application will be effective for fiscal years beginning on or after January 1, 2023. The amendments are not expected to have an impact on the Group’s consolidated financial statements.
Adoption of improvements or new standards
The Group has adopted all the improvements and new standards and interpretations issued by the IASB that are relevant to its operations and that are effective for the fiscal year ended December 31, 2021. As from January 1, 2021, the Group has started to apply the following standards:

•	IFRS 9, IFRS 7, IFRS 4, IFRS 16, and IAS 39 Interest Rate Benchmark Reform
In August 2020, the IASB issued amendments to IFRS 9, IAS 39, and IFRS 7 Financial Instruments: Disclosures, which finalizes the second and last phase of its work on the effects of interbank offered rates (IBOR) reform on financial reporting. The amendments provide temporary exceptions that address the effects on financial reporting when an interbank offered rate is replaced by an alternative risk-free interest rate. These amendments have had no impact on the Group’s consolidated financial statements.

Basis of consolidation
2.5. Basis of consolidation
These consolidated financial statements include the financial statements of the Company and the companies controlled by the Group. The Group controls an entity when it is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee.
The Group will
re-assess
whether or not it controls an investee when facts and circumstances indicate changes in one or more of the control elements listed in the preceding paragraph.
Generally, there is a presumption that the majority of voting rights results in control. To support this presumption and when the Group has less than a majority of the voting or similar rights of an investee, the Group considers all the relevant facts and circumstances in assessing whether it has power over the investee, including:

•	The Group’s voting right ownership percentage vis-à-vis the size and dispersion of the percentages held by other shareholders voting rights and potential voting rights;

•	Potential voting rights held by the Group, other shareholders or other parties;

•	Rights arising from contractual arrangements; and

•
Any and all additional events or circumstances that indicate that the Group has, or fails to have, the current ability to direct the relevant activities of the investee when decisions need to be made, including voting patterns at previous shareholders’ meetings.

Consolidation of a subsidiary begins when the Group obtains control over the subsidiary and ceases when the Group loses control over the subsidiary. Specifically, the revenues and expenses of a subsidiary acquired or disposed of during the year are included in the consolidated statement of profit or loss and other comprehensive income since the date on which the Group obtains control until the date on which the Group ceases to control the subsidiary.
Profits or losses of each component of other comprehensive income are attributed to the owners of the Group and to the non-controlling
interests. The total comprehensive income of the subsidiaries is attributed to the Group’s owners and to the non-controlling
interests, even if this results in the
non-controlling
interests having a deficit balance.
When necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies in line with the Group’s accounting policies.
All intra-group assets, liabilities, equity, income, expenses and cash flows related to transactions between members of the Group are eliminated in full upon consolidation.
A change in the ownership interest of a subsidiary, without a loss of control, is accounted for as an equity transaction.
If the Group loses control over a subsidiary, it derecognizes the related assets (including goodwill), liabilities, non-controlling
interest and other components of equity, while any resultant gain or loss is recognized in profit or loss. Any investment retained is recognized at fair value.
The consolidated information disclosed in these consolidated financial statements includes the following subsidiaries:

Subsidiary	Main business	Country	% of direct and indirect interest as of
			December 31, 2021	December 31, 2020	December 31, 2019
Cofesur S.A.U.	Investment	Argentina	100.00	100.00	100.00
Ferrosur Roca S.A. (1)	Rail freight transportation	Argentina	80.00	80.00	80.00
Recycomb S.A.U.	Waste recycling	Argentina	100.00	100.00	100.00

(1)	Directly controlled by Cofesur S.A.U.
Below is a summary of the financial information for Ferrosur Roca S.A., a subsidiary with a material non-controlling
interest. The information provided below does not include intragroup eliminations due to consolidation.

	2021	2020
Current assets	1,071,012	1,466,751
Non-current assets	1,836,954	2,397,389
Current liabilities	1,536,215	1,327,014
Non-current liabilities	533,371	490,251
Shareholders’ equity attributable to owners of the parent company	670,703	1,637,501
Non-controlling interest	167,676	409,375

	2021	2020	2019
Revenues	5,979,825	5,427,309	7,493,132
Financial results, net	(57,992)	566,262	(1,293,678)
Depreciation	(1,103,103)	(1,233,502)	(1,269,555)
Income tax	(12,667)	143,855	121,491
Net losses for the year (*)	(1,208,497)	(1,666,540)	(1,670,519)

(*)	As of December 31, 2021, 2020, and 2019 net losses include an income for elimination of intragroup transactions of 16,751, 17,912, and 712,991 respectively.

	2021	2020	2019
Net cash generated by operating activities	472,442	363,042	608,156
Net cash generated by (used in) investing activities	(589,526)	(623,386)	112,207
Net cash generated by/(used in) financing activities	91,664	(1,016,648)	(1,187,017)
Effects of the exchange rate differences on cash and cash equivalents in foreign currency	(19,023)	1,270,924	(27,349)
Finally, as mentioned in Note 41, on August 21, 2020 the Company sold its interest in Yguazú Cementos S.A., therefore the amounts related to this business for the fiscal year ended December 31, 2020, are presented as discontinued operations in the current consolidated financial statements.

Revenue recognition
3.1. Revenue recognition
The Group is engaged in the production and distribution of cement, masonry cement, concrete, limestone and aggregates. The Group also operates the Ferrosur Roca concession with approximately 3,100 km of railroads in four provinces of Argentina, that links five of Group’s production facilities (Olavarría, Barker, Ramallo, Zapala and L’Amalí) with the LomaSer, Solá and Bullrich distribution centers that are located near major consumption centers, such as the Buenos Aires metropolitan area. In addition, the Group is engaged in the industrial waste recycling business. The goods to be delivered and the services to be provided arise from agreements (in general, they are not written) where the Group may identify the right of each one of the parties, the terms of payment and the agreement is commercial in nature.

Sale of goods
3.1.1. Sale of goods
Revenues from agreements with customers are recognized when control over goods is transferred to the customer for an amount that reflects the consideration that the Group expects to be entitled to in exchange for such assets or services. The customer obtains control of the goods when significant risks and rewards of the products sold are transferred in accordance with the specific delivery terms agreed with the customer. Revenues from the sale of goods are measured at fair value of the consideration received or to be collected, net of commercial discounts. No financing components are considered in the transaction since credit terms vary greatly between 20 and 35 days, depending on the specific terms agreed upon by the Group, which is consistent with market practices.
Some agreements with customers offer commercial discounts or volume-based discounts. If revenues cannot be reliably measured, the Group defers revenue recognition until the uncertainty is resolved. However, due to the fact that performance obligations relate mainly to the delivery of the acquired good and that both the price and any discount granted are specifically agreed between the parties, there are in practice no uncertainties associated with revenue recognition. Variable consideration is recognized when there is a high likelihood that there will not be a significant reversal in the amount of the accumulated revenues recognized in the agreement and is measured using the expected value or the most likely amount method, whichever is expected to better predict the amount based on the terms and conditions of the agreement.
The products sold by the Group in general are not returned by customers once they have approved their quality, which occurs at the time of delivery.
3.1.2. Services rendered
The Group provides transportation services along with the sale of cement, concrete, limestone, and aggregates. Revenues from transportation services is recognized at the time services are provided, which is usually when revenues from the sale of the transported good is recognized as transportation distance and time is very short. Revenue is measured on the basis of the consideration defined in the contract with customers.
Revenues from freight railway services and waste recycling services are recognized at the time such services are rendered.

Goodwill
3.2. Goodwill
The goodwill recorded by the Group in the amount of 52,403 is due to the acquisition of Recycomb S.A.U. and is measured at cost restated at the end of the reporting period currency, as mentioned in Note 2.2.
In accordance with IFRS 3, Business Combinations, goodwill is initially measured at cost being the excess of the aggregate of the consideration transferred and the amount recognized for non-controlling
interests and any previous interest held over the fair value of the net identifiable assets acquired and liabilities assumed.
Goodwill is not amortized, but rather tested for impairment on an annual basis. For impairment testing purposes, goodwill is allocated to each of the Group’s cash-generating units that are expected to benefit from the synergies of the relevant combination. Cash-generating units to which goodwill is allocated are tested for impairment on an annual basis, or more frequently if there are indications that the unit may have been impaired.
Impairment is determined for goodwill by assessing the recoverable amount of each CGU (or group of CGUs) to which the goodwill relates. An asset’s recoverable amount is the higher of an asset’s or CGU’s fair value less costs of disposal and its value in use. When the recoverable amount of the CGU is less than its carrying amount, an impairment loss is recognized. Impairment losses related to goodwill cannot be reversed in future periods.
Any goodwill impairment loss is recognized directly in profit or loss.
Upon disposal of cash generating unit to which goodwill has been allocated, such goodwill is included in the determination of the profit or loss on disposal.
As of December 31, 2021, 2020 and 2019, the Group has not recognized any goodwill impairment loss.

Investments in other companies
3.3. Investments in other companies
These are investments in which the Group has no significant influence. As these investments do not have a quoted market price in an active market and their fair value cannot be reliably measured, these investments are measured at cost restated at the end of the reporting period, less any impairment losses identified at the end of each reporting period.

Leases
3.4. Leases
The accounting model for the recognition and measurement of all leases is as follows:
Right-of-use
assets:
The Group recognizes a right of use asset at the beginning of each lease (the date on which the underlying asset is available for use).
Right-of-use
assets are measured at cost, net of accumulated depreciation and impairment losses, and adjusted to reflect any remeasurement of liabilities and to recognize changes in the currency purchasing power. The cost of the right-of-use
assets includes the amount of the recognized lease liabilities, initial direct costs incurred, and lease payments made at or before the lease start date, less any incentives received. Unless the Group is certain that it will acquire the asset at the end of the lease, right-of-use
assets are depreciated on a straight-line basis over the shorter of their estimated useful lives and the lease term (calculated based on the term of the relevant agreements, including renewal provisions in the event that they are highly likely to continue).
Right-of-use
assets are subject to impairment.
Lease liabilities:
Lease liabilities are measured at the present value of future lease payments to be made throughout the lease term, for which market rates have been used according to the nature and term of each agreement. Lease payments include fixed payments, less any lease incentives to be received, variable payments depending on an index or rate and amounts expected to be paid under residual value guarantees. Lease payments also include the exercise price of any purchase option of the leased underlying asset, and any penalties for terminating the lease, provided that it is reasonably likely that the Group will exercise such options. Variable payments that do not depend on an index or rate are recognized in profit or loss for the year of occurrence of the condition to which they are subject.
The
unwinding

of the present value recognized for each lease is accounted by the Group in the comprehensive income of each year.
Operating lease income:
The income from the operating lease of buildings and equipment is recognized every month during the lease term. Leases in which the Group does not transfer substantially all the risks and rewards

inherent in the ownership of the asset are classified as operating leases. The initial direct costs incurred in negotiating an operating lease are in addition to the carrying amount of the leased asset and are recognized throughout the lease term on the same basis as lease income.

Foreign currency and functional currency
3.5. Foreign currency and functional currency
The consolidated financial statements are presented in Argentine Pesos (Argentina’s currency of legal tender), which is also the functional currency (the currency of the primary economic environment where the entity operates) for all the Group companies with domicile in the Republic of Argentina, and the reporting currency of the consolidated financial statements. In the case of Yguazú Cementos S.A., a company located in Paraguay and whose interest was sold by the Group on August 21, 2020 (Note 41), the functional currency is the Guaraní.
For the purposes of presenting these consolidated financial statements, the assets and liabilities in foreign currency held by the Group are translated to
Argentine
pesos at the foreign exchange rate prevailing at the end of each year. Revenue and expense items are translated at the average exchange rates for each month; however, if the exchange rates fluctuate significantly during the reporting year, the exchange rate at the date of every transaction shall be used, with the subsequent restatement of such items by applying the rates prevailing at the month of accrual, pursuant to the adjustment procedure described in Note 2.2.
Any exchange gain or loss from monetary items is recognized in the profit or loss for the month, net of the effect of inflation on the items that generated them, except for those arising from foreign currency borrowings related to finance qualifying assets, such as assets under construction for future productive use, which were included in the cost of such assets for being considered as an adjustment to the cost of interest accrued on such foreign currency denominated borrowings.
Goodwill and adjustments at fair value arising from the acquisition of investments are recognized as assets and liabilities of the acquiree and are translated using the exchange rate at the year-end
date of each fiscal year. Exchange gains or losses are recognized in other comprehensive income. When an investment is sold or disposed of, exchange gains or losses are recognized in the income statement as part of the gain or loss on sale/disposition.

Borrowing costs
3.6. Borrowing costs
Borrowing costs, net of the effect of inflation directly attributed to the acquisition, construction or production of qualifying assets, which are assets that take a substantial period of time to get ready for their intended use or sale, are capitalized as part of the cost of the asset until the assets are ready for use or sale.
Income earned on short term investments in specific outstanding borrowings to finance the construction of qualifying assets is deducted from the borrowing costs that may qualify for capitalization.
All the other borrowing costs are recognized in profit or loss during the fiscal year in which they are incurred, net of the effect of inflation on the liabilities that generated them.

Taxes
3.7. Taxation
3.7.1. Income tax
The Group assesses the income tax to be recorded in accordance with the deferred tax method, which considers the effect of temporary differences arising from the different bases for the measurement of assets and liabilities according to accounting and taxing criteria, and of existing tax losses and unused tax credits deductible from future taxable income, computed by considering the tax rate in force,
A
30% tax rate had been set forth by Law No. 27,430 through the fiscal year ended in December 2019, dropping to 25% as from January 1, 2020. Pursuant to the Reform introduced by Law No. 27,541 the expected changes in tax rates were suspended and it was resolved to maintain the original 30% tax rate up to the fiscal years starting and including January 1, 2021. The 25% tax rate was intended to be effective for fiscal years beginning on or after January 1, 2022. However, Law No. 27,260, which was enacted on June 16, 2021, introduced amendments to the corporate tax rate by setting a staggered structure of applicable rates based on the level of accumulated net taxable income for each company, which may be 25%, 30%, and 35%; the 7% tax on the distribution of dividends, however, has remained unchanged.
The main accounting impact of the new regulations is the measurement of deferred income tax assets and liabilities, since these have to be recognized by applying the tax rate that will apply to the Company on the dates on which the differences between the carrying amounts and tax bases will be reversed or used. For this purpose, the Group has considered its tax projections to establish the tax rate that it estimates will apply in every year, in order to determine the value of temporary differences and tax losses based on the estimated period of reversal and use.
3.7.1.1. Current taxes
Current tax payable is based on the taxable profit for the fiscal year. Taxable profit differs from profit before tax as reported in the consolidated statement of profit and loss and other comprehensive income because of items of income, or expenses that are taxable or deductible in other years and items that will never be taxable or deductible. The Group’s liability for current tax is calculated using the tax rates that have been substantially enacted at the end of the reporting period.
3.7.1.2. Deferred taxes
Deferred tax is recognized on the temporary differences between the carrying amount of the assets and liabilities included in the consolidated financial statements and and the corresponding used in the computation of taxable profit. Deferred tax liabilities are generally recognized for all taxable temporary differences in the future. Deferred tax assets are recognized for all deductible temporary differences to the extent that the Group is likely to have future tax profit against which it is possible to account for those deductible temporary differences. Such deferred tax assets and liabilities are not recognized when temporary difference arose from goodwill or the initial recognition (other than in a business combination) of other assets and liabilities in a transaction that affects neither the taxable nor the accounting profit.
The carrying amounts of deferred tax assets are reviewed at the end of each fiscal year and derecognized to the extent it is no longer probable that sufficient taxable profit will be available to allow all or part of the asset to be recovered.
Deferred tax assets and liabilities are measured using the tax rates that are expected to apply in the fiscal year when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantially enacted at the end of the reporting period. Measurement of deferred tax assets and liabilities at the end of the reporting period reflects the tax consequences that would stem from the manner in which the entity expects to recover or settle the carrying amount of its assets and liabilities.
The Group offsets deferred tax assets and deferred tax liabilities only if (a) it has enforceable right to set off current taxes and current liabilities and (b) the deferred tax assets and liabilities relate to income taxes levied by the same tax authority on either the same taxable entity or different taxable entities and the Group intends either to settle current tax liabilities and assets on a net basis, or to realize the assets and settle the liabilities simultaneously, in each future period in which significant amounts of deferred tax liabilities or assets are expected to be settled or recovered
Deferred tax liabilities are recognized for taxable temporary differences associated with investments in subsidiaries and associates, except where the Group is able to control the reversal of the temporary difference and it is probable that temporary differences will not reverse in the foreseeable future. Deferred tax assets arising from deductible temporary differences associated with such investments are only recognized to the extent that there is probable that there will be sufficient taxable profit against with to utilize the benefits of temporary differences and they are expected to reverse in the foreseeable future period.
3.7.1.3. Current
tax charge
and deferred taxes
 profit or loss
Current and deferred taxes are recognized in the statement of profit or loss and other comprehensive income.
Current and deferred taxes are recognized in profit or loss, except when they relate to items that are recognized in other comprehensive income or directly in shareholders’ equity, in which case the current and deferred taxes are also recognized in other comprehensive income or directly in shareholders’ equity, respectively. When the current tax or deferred tax arises from the initial accounting of a business combination, the tax effect is included in the accounting for the business combination.
3.7.2. Personal assets tax – Substitute taxpayer
In Argentina, individuals and foreign entities, as well as their undistributed estates, regardless of whether they are domiciled or located in Argentina or abroad are subject to the personal property tax of 0.25% over the value of any shares or the American Depositary Shares (ADSs) issued by Argentine entities held as of December 31 of each year. The tax is applied to the Argentine issuers of such shares, who must pay this tax on behalf of the relevant shareholders and is based on the value of the shares (following the equity method) or the book value of the shares derived from the most recent financial statements as of December 31 of each year. In accordance with the Personal Property Tax Law, the Group has the right to obtain a reimbursement of the tax paid from the shareholders to whom the above tax is applicable, through the reimbursement procedure deemed appropriate by the Group.
As of December 31, 2021 and 2020, the Group carries receivables for 48,521 and 58,649, respectively, in relation to this tax.

Property, plant and equipment
3.8. Property, plant and equipment
Property, plant and equipment held for use in the production or supply of goods and services, including the stripping and quarry exploitation costs mentioned in Note 3.18, or for administrative purposes, are carried at the cost restated in constant currency at the end of the reporting period, in accordance with Note 2.2, minus accumulated depreciation and impairment loss.
The lands owned by the Group are not subject to depreciation.
Construction in progress for administrative, production, supply or other purposes are carried at cost restated in constant currency at the end of the reporting period, in accordance with Note 2.2, less any recognized impairment loss. The cost included professional fees and borrowing costs on qualifying assets, in accordance with the Group’s accounting policies. Depreciation on assets under construction only commences when such assets are ready their intended use.
Property, plant and equipment are depreciated, except for the land and assets under construction, over their estimated useful lives using the straight-line method. The estimated useful life, the residual value and the depreciation method are reviewed at the end of each year, with the effect of any changes in estimates being accounted for on a prospective basis.
Assets held under financial leases are depreciated over their estimated useful life, which is equivalent to those of the assets held, or, if lower, over the relevant lease term.
Gain or loss from the disposal or
write-off
of an item of property, plant and equipment is calculated as the difference between net disposal proceeds and the carrying amount of the asset and is recognized in the profit or loss statement at the restated value of the currency at the end of the reporting period.
The Group assesses the recoverability of the value of its property, plant and equipment items whenever any indication of impairment is identified. The assessments are carried out considering the cash-generating units established by the Group.

Intangible assets
3.9. Intangible assets
Intangible assets with finite useful lives that were separately acquired are carried at the cost restated in constant currency at the end of the reporting period, as described in Note 2.2, less accumulated depreciation and impairment losses.
The estimated useful life and the depreciation method are reviewed at the end of each fiscal year, with the effect of any changes in estimates being accounted for on a prospective basis. Intangible assets with indefinite useful lives that were separately acquired are carried at the cost restated in constant currency at the end of the reporting period, as described in Note 2.2, less accumulated impairment losses.
Intangible assets are derecognized when no future economic benefits are expected from their use or disposal. Gains or losses from a derecognized intangible asset are measured as the difference between the net disposal proceeds and the carrying amount of the asset and are recognized in the profit or loss statement when the asset is derecognized.

Impairment of tangible and intangible assets
3.10. Impairment of tangible and intangible assets
At the end of each fiscal year, the Group reviews the carrying amounts of its tangible and intangible assets in order to assess whether there is any indication that an asset might be impaired.
The Group calculates the recoverable amount per cash-generating unit. The recoverable amount of an asset is the higher of the fair value less cost of disposal and its value in use. In assessing value in use, the estimated future cash flows are discounted to the present value using a pre-tax
discount rate that reflects current market assessments as of year-end
with respect to the time value of money considering the risks that are specific to the asset. Cash-generating units match the business segments defined in Note 32.
If the recoverable value of an asset (or cash-generating unit) is estimated to be less than its carrying amount, the carrying value of the asset (or cash-generating unit) is reduced to its recoverable value. Impairment losses are immediately recognized in profit or loss.
A previously recognized impairment loss is reversed, only if there has been a change in the assumptions used to determine the asset’s or of the CGU’s recoverable amount since the last impairment loss was recognized. The reversal is limited so that the carrying amount of the asset does not exceed the carrying amount that would have been determined, net of depreciation, had no impairment loss been recognized for the asset or CGU in prior years. Impairment loss reversals are immediately recognized in profit loss.

Inventories
3.11. Inventories
Inventories are stated at the lower of cost restated in constant currency at the end of the reporting period in accordance with Note 2.2 and net realizable value. Costs of inventories are determined using the weighted average price method. The net realizable value is the estimated price of sale less estimated costs to conclude such sale.
Costs incurred in bringing each product to its present location and condition are accounted for as follows:

•	Raw materials and spare parts: at the acquisition cost according to the Weighted Average Price method. Cost is calculated for each of the plants owned by the Group.

•
Finished goods and work in progress: at the acquisition cost of direct materials and labor plus a proportion omanufacturing overheads based on normal operating capacity, but excluding borrowing costs. Cost is calculated for each of the plants owned by the Group.

The net realizable value of an inventories component is the estimated selling price for that component in the ordinary course of business, less estimated costs of completion and estimated costs necessary to make the sale, calculated as of the end of the reporting period. In assessing recoverable amounts, slow-moving inventories are also considered.

Provisions
3.12. Provisions
Provisions are recognized when the Group has a present obligation (legal or constructive) as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. The expense relating to a provision is presented in the statement of profit or loss net of any reimbursement.
Estimated amounts of the obligation are based on the expected outflows that will be required to settle such obligation. If the effect of the time value of money is material, provisions are discounted using a current pre-tax
rate that reflects, when appropriate, the risks specific to the liability.
When the Group expects some or all of a provision to be reimbursed, the reimbursement is recognized as a separate asset (a receivable), but only when the reimbursement is virtually certain and the amount of the receivable can be reliably measured.
The Group uses the opinion of its legal advisors to determine if a provision should be recorded as well as to estimate the amounts of the obligations.
Environmental restoration:
Under legal provisions and the Group’s practices, the land used for mining and quarries are subject to environmental restoration.
In this context, provisions are recognized, provided that they can be calculated, in order to afford the estimated expenses for the environmental recovery and restoration of the mining areas. These provisions are recorded simultaneously with the increase in value in the underlying asset and the relevant depreciation of the assets involved is recognized in profit and loss prospectively.
The estimated present value of the asset retirement obligation is recorded as a long-term liability, with a corresponding increase in the carrying amount of the related asset, subject to depreciation. The liability recorded is increased each fiscal period due to the unwinding of the discount and this change is charged to net profit or loss. The asset retirement obligation can also increase or decrease due to changes in the estimated timing of cash flows, changes in the discount rate and/or changes in the original estimated undiscounted costs. Increases or decreases in the obligation other than the unwinding of discount will result in a corresponding change in the carrying amount of the related asset. Actual costs incurred upon settlement of the asset retirement obligation are charged against the asset retirement obligation to the extent of the liability recorded. The Group discounts the costs related to asset retirement obligations using the discount rate that reflects the current market assessment of the time value of money and risks specific to the liabilities that have not been reflected in the cash flow estimates. Asset retirement obligations are remeasured at each reporting period in order to reflect the discount rates in effect at that time.
In addition, the Group follow the practice of progressively restoring the free areas by the removal of quarries using the provisions recognized for that purpose.

Financial instruments
3.13. Financial instruments
A financial instrument arises from any contract that results in the recognition of a financial asset in one entity and a financial liability or equity instrument in another entity.
Financial assets and liabilities are initially measured at fair value. Transaction costs that are attributable to the acquisition or issue of financial assets and financial liabilities (other than financial assets and liabilities at fair value through profit or loss) are added or deducted from the fair value of the financial assets or liabilities on the initial cost of recognition. Transactions costs directly attributable to the acquisition of financial assets of financial liabilities at fair value through profit or loss are recognized immediately in profit or loss.
Interest and financial income are recognized.
In general, the Group receives short-term advances from its customers. Pursuant to the practical expedient of IFRS 15, the Group does not adjust the promised amount of consideration for the effects of a significant financing component if it expects, at contract inception, that the period between when the entity transfers a promised good or service to a customer and when the customer pays for that good or service will be one year or less. The Group does not receive any long-term advances from its customers.

Financial assets
3.14. Financial assets
According to IFRS 9 Financial instruments, the Group classifies its financial assets into two categories:

•	Financial Assets at amortized cost
A financial asset is measured at amortized cost if both of the following conditions are met: (i) the asset is held within a business model of the Group whose objective is to hold assets in order to collect contractual cash flows; and (ii) the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.
In addition, for the assets that meet the conditions mentioned above, IFRS 9 contains an option to designate, at initial recognition, a financial asset as measured at fair value if doing so eliminates or significantly reduces an account mismatch that would otherwise arise from measuring assets or liabilities or recognizing the gains and losses on them on different bases.
The Group has not recognized financial assets at fair value using this option. As of the end of these consolidated financial statements, the Group’s financial assets at amortized cost include certain items of cash and cash equivalents and trade and other receivables.

•	Financial assets at fair value through profit or loss
If one of the above two criteria is not met, the financial asset is classified as an asset measured at “fair value through profit or loss”.
At the end of these consolidated financial statements, the Group’s financial assets at fair value through profit or loss include mutual funds classified as current investments.
Recognition and Measurement:
Acquisitions and disposals of financial assets are recognized on the date on which the Group promises to purchase or sell the asset. Financial assets are derecognized when the rights to receive cash flows from such instruments and the risks and benefits related to their ownership have been terminated or assigned.
Financial assets at amortized cost are initially recognized at fair value plus transaction costs. These assets accrue interest based on the effective interest rate method.
Financial assets at fair value through profit or loss are initially recognized at fair value and transaction costs are recognized as expenses in the statement of profit or loss and other comprehensive income. They are subsequently measured at fair value. Changes in fair values and gains or losses on the sale of financial assets at fair value through profit or loss are recognized in “Financial results, net” in the statement of profit or loss and other comprehensive income.
In general, the Group uses the transaction price to determine the fair value of a financial instrument at initial recognition. In all other cases, the Group only records a gain or loss at initial recognition if the fair value of the instrument is evidenced by other comparable and observable market transactions for the same instrument or is based on a valuation technique incorporating only observable market data. Any gains or losses not recognized at initial recognition of a financial asset are subsequently recognized only to the extent that they arise from a change in the factors (including time) that market participants would consider in establishing the price.
The results of debt instruments that are measured at amortized cost and are not designated in a hedging relationship are recognized in the profit or loss and other comprehensive income statement when financial assets are derecognized or an impairment is recognized and during the amortization process using the effective interest rate method. The Group reclassifies all investments in debt instruments only when there is a change in the business model used to manage such assets.
Financial asset impairment
The Group assesses at the end of each fiscal year whether there is any objective evidence that a financial asset or group of financial assets measured at amortized cost is impaired. The impairment is recorded only if there is objective evidence of impairment as the result of one or more events that occurred after the initial recognition of the asset and that impairment can be reliably estimated.
The evidence of impairment includes indications that the debtors or a group of debtors are suffering serious financial difficulties, breaches or arrears in interest or principal payments, the likelihood that they will be declared bankrupt or in reorganization proceedings, and when such observable data indicate that there is a decrease in the estimated future cash flows.
The amount of the impairment is measured as the difference between the carrying amount of the asset and the present value of estimated future cash flows (excluding future credit losses that have not been incurred) discounted at the original effective interest rate of the financial asset. The carrying amount of the asset is written down and the amount of the loss is recognized the profit or loss and other comprehensive income statement. As a practical measure, the Group may measure impairment based on the fair value of an instrument using an observable market price. If, in a subsequent period, the impairment amount decreases and such reduction is related to an event taking place after the original impairment, the reversal of the impairment loss is recognized in the consolidated statement of profit and loss and other comprehensive income.
Offsetting of financial instrument
Financial assets and liabilities are offset whenever there is a legal right to offset such assets and liabilities and there is an intention to settle them on a net basis, or to realize the asset and settle the liability simultaneously.
Derecognition of a financial asset
The Company shall derecognize a financial asset only when the contractual rights on the financial assets cash flows expire and transfer the substantial risks and rewards inherent to ownership of the financial asset. If the Company does not transfer or retain substantially all the risks and rewards inherent to the ownership and retains the control over the asset transferred, the Company shall recognize its interest in the asset and the associated obligation at the amounts payable. If the Company retains substantially all the risks and rewards inherent to property on the transferred financial asset, the Company shall continue to recognize the financial asset and shall also recognize a collateral loan for the receipts.
On derecognition of a financial asset in its entirety, the difference between the asset’s carrying amount and the sum of the consideration received and receivable and the cumulative gain or loss that had been recognized in other comprehensive income and accumulated in equity is recognized in profit or loss.
On derecognition of a financial asset other than in its entirety (e.g. when the Group retains an option to repurchase part of a transferred asset), the Group allocates the previous carrying amount of the financial asset between the part it continues to recognize under continuing involvement, and the part it no longer recognized on the basis of the relative fair values of those parts on the date of the transfer. The difference between the carrying amount allocated to the part that is no longer recognized and the sum of the consideration received for the part no longer recognized and any cumulative gain or loss allocated to it that had been recognized in other comprehensive income is recognized in profit or loss. A cumulative gain or loss that had been recognized in other comprehensive income is allocated between the part that continues to be recognized and the part that is no longer recognized on the basis of the relative fair values of those parts.

Ferrocarril Roca Management Trust
3.15. Ferrocarril Roca Management Trust
The interest in the Trust for the Strengthening of the Interurban Rail System (“FFFSFI”) was carried at cost, considering the value of the contributions made, net of trust expenses, plus net financing profit accrued until the end of the fiscal year. The amounts that may not be recovered or applied against future recoverable capital expenditure have been reduced to their recoverable value by recording an impairment allowance at the end of this fiscal year. The entity is not controlled by Ferrosur Roca S.A. (Note 38).

Financial Liabilities and Equity Instruments
3.16. Financial Liabilities and Equity Instruments

i)	Classification as debt or equity:
Debt and equity instruments are classified as financial liabilities or as equity in accordance with the substance of the contractual agreement and the definitions of financial liabilities and equity instruments.

ii)	Equity instruments:
An equity instrument consists in a contract evidencing a residual ownership interest over an entity’s net assets. Equity instruments issued by an entity of the Group are recognized at the amount of proceeds received, net of direct issuance costs.
The repurchase of the Group’s own equity instruments is recognized and deducted directly in equity. No gain or loss is recognized in the profit or loss statement stemming from purchases, sales, issuance or cancellation of the Group’s own equity instruments.
Capital Stock Component Accounts
Capital Stock and Share Premium:
It comprises the contributions made by the shareholders represented by outstanding shares at nominal value.
Adjustment to the capital:
The capital stock component accounts were restated by recognizing the effects of changes in the purchasing power of the currency by applying the procedure described in Note 2.2. The capital stock account was maintained at nominal value and the adjustment derived from such monetary restatement is disclosed in capital adjustment account. Capital adjustment is not available for distribution in cash or in goods; however, it can be capitalized by issuing additional shares. In addition, the adjustment mentioned above may be used to cover losses for the year, according to the order of absorption of accumulated losses, as explained below in “Retained Earnings”.
Merger premium:
This reflects the recognition of premiums originated in mergers between the Parent Company and Ecocemento S.A. and Compañía de Servicios a la Construcción S.A. in the years 2002 and 2010, respectively. Merger premium balances were restated in constant currency at the of the reporting period by applying the adjustment procedure described in Note 2.2 based on the respective merger dates.
Share-based payment plans:
It refers to the recognition of share-based payment plans received by Group Directors, which have been implemented during the current fiscal year (Note 23). The balances of share-based payment plans have been restated in constant currency at the end of the reporting period following the adjustment procedure described in Note 2.2, based on the dates of issuance of the plans.

Legal reserve:
In accordance with the provisions under Law No. 19,550, the Group must appropriate 5% of income for the year, plus adjustments of previous fiscal years, transfers of other comprehensive income to retained earnings and accumulated losses from previous fiscal years, until it reaches a 20% of the sum of the balances of “Capital” and “Adjustment to capital” accounts.
The Legal reserve has been maintained at nominal value at January 1, 2016 and, as from that date, it has been restated in constant currency at the end of the reporting period as described in Note 2.2, considering the movements taking place each fiscal year.
Environmental reserve and future dividends reserve:
This corresponds to the reserve created by the Group’s shareholders for future use on environmental matters and dividend distributions, respectively. These two reserves have been maintained at nominal value at January 1, 2016 and, as from that date, they have been restated in constant currency at the end of the reporting period as described in Note 2.2. considering the movements for each fiscal year.

The annual shareholders’ meeting held on April 20, 2021, approved to modify the allocation of the Optional Reserve and to allocate such sum to the payment of future dividends and, consequently, change its name to “Optional Reserve for Future Dividends”.
O
ther comprehensive income:
This includes income and losses recognized directly in equity and transferred from equity to the profit or loss statement or accumulated retained earnings, as defined in IFRS.
Reserve for exchange difference on translating foreign operations:
This is the reserve generated from the translation of the financial statements of subsidiary Yguazú Cementos S.A. to the Group’s functional currency in the manner set forth in Note 3.5. During fiscal year 2020, this reserve was reclassified to
Other
comprehensive income due to the sale of its interest in Yguazú Cementos S.A. on August 21, 2020 (Note 41).
Retained earnings:
Retained earnings include the accumulated income or losses with no specific allocation, which, if positive, can be distributed by means of a decision of the Shareholders’ Meeting, provided that they are not subject to any legal restrictions. It includes profit or loss from previous fiscal years that were not distributed, the amounts transferred from other comprehensive income, and adjustments from previous fiscal years by application of new accounting standards. Retained earnings are restated in constant currency at the end of the reporting period by applying the adjustment procedure described in Note 2.2, considering the movements taking place each fiscal year.
Non-controlling
interest:
This includes the ownership interest held in the net assets and profit or loss of Ferrosur Roca S.A. (20%) representing the interest that is not owned by Loma Negra C.I.A.S.A.

iii)	Financial liabilities:
Financial liabilities are classified as at fair value through profit or loss or other financial liabilities.
Financial liabilities at fair value through profit or loss:
A financial liability at fair value through profit or loss is a financial liability classified either as held for trading or at fair value through profit or loss. Financial liabilities are classified as held for trading if:

a)	It is acquired or incurred principally for the purpose of selling or repurchasing it in the near term; or

b)
It is part of a portfolio of identified financial instruments that are managed together and, at a later date, there arises evidence for the first time of a recent actual pattern of short-term profit taking; or

c)	It is a derivative that has not been designated and is not effective as a hedging instrument or financial guarantee.
Financial liabilities at fair value through profit or loss are recorded at fair value, with any gains or losses arising from the remeasurement being recognized in profit or loss. The net gain or loss recognized in profit or loss includes any interest paid on the financial liability and is included in other financial results. Fair value is determined as described in Note 33.
Financial liabilities (other than financial liabilities held for trading) or contingent consideration to be paid by an acquirer as a part of a business combination may be designated as a liability at fair value through profit and loss upon initial recognition if:

•	Such designation eliminates or significantly reduces a measurement or recognition inconsistency that would otherwise arise; or

•
Financial liabilities are part of a group of financial assets or liabilities or both, which is managed and whose performance is assessed on the basis of fair value, in accordance with the Group’s documented risk management or investment strategy, and information about the Group is provided internally on that basis; or

•	They are part of a contract containing one or more embedded derivatives, and IFRS 9 allows the entire combined contract to be carried at fair value through profit and loss.
The Company has no financial liabilities measured at fair value to be presented in the statement of financial position.
Other financial liabilities:
Other financial liabilities, including borrowings and trade and other payables, are initially recognized at fair value, net of transaction costs.
Subsequent to initial recognition, other financial liabilities are thenmeasured at amortized cost using the effective interest rate method, with interest expenses recognized based on actual return.
Financial liabilities are classified as current liabilities unless the Group has an unconditional right to defer settlement for more than twelve months after the date of the financial statements.
iv) Financial liabilities in foreign currency:
The fair value of financial liabilities in foreign currency is determined in that foreign currency and translated at the exchange rate at the end of each fiscal year. The foreign currency component is part of its profit or loss at fair value. For financial liabilities classified as at fair value through profit or loss, the foreign currency component is recognized in profit or loss.
For debt instruments denominated in foreign currency classified at amortized cost, gains and losses in foreign currency are determined on the basis of the amortized cost of the liability and recognized in “Exchange rate differences” (Note 10) under the “Financial results net” in the statement of profit or loss and other comprehensive income.
v) Derecognition of financial liabilities:
The Group must derecognize financial liabilities if, and only if, the obligations of the Group expire, are settled or satisfied.

Short- and long-term employee benefits
3.17. Short- and long-term employee benefits
Liabilities are recognized for the benefits accrued in favor of employees with respect to salaries and wages, annual vacations, and leaves of absence due to diseases in the period in which the service is rendered in connection with the non-discounted
amount of the benefits expected to be paid in exchange for such service.
Liabilities recognized in connection with short-term employee benefits are measured at the non-discounted
amount of the benefits that are expected to be paid in connection with the related service.
The liabilities recognized with respect to other long-term employee benefits (severance payment plans resulting from specific plans for employees leaving the Group and receiving a compensation payable in installments) are measured at the present value of estimated future cash outflows expected to be paid by the Group.
On January 24, 2018, the Company’s Board of Directors approved the implementation of an employee incentive program calculated on the basis of ADSs for the purpose of attracting and retaining certain high-ranking employees who satisfied certain eligibility criteria, in the search for aligning the long-term interests of the Company and its shareholders.
Under this program, a liability was recorded to reflect the fair value of the obligations resulting from the incentive plan as they are settled in cash. Such fair value is determined at the beginning and at the end of the fiscal year through the plan settlement date. To calculate the fair value, the Group uses the Black-Scholes valuation method. Changes in fair value are recorded as an expense during the vesting period and any changes in the fair value are recognized in salaries, wages and social security contributions within the statement of profit or loss and other comprehensive income and the related liability is recognized in non-current
salaries and social security payables within the statement of financial position.
During the current fiscal year, the Board of Directors, through its meeting held on February 12, 2021, implemented two new employee incentive programs in order to retain certain high-ranking employees and align their interests with those of the Company and its shareholders. These programs replaced the one approved by the Board of Directors at its meeting on January 24, 2018, notwithstanding the fact that the annual plans that have already been granted as part of the original program will remain in force.
The programs approved in 2021 consist in delivering, to certain employees, shares of the Company’s common stock listed on the Argentine Stock Exchanges and Markets (“BYMA”) and/or on the New York Stock Exchange (“NYSE”) in the form of ADSs, being one of the new programs subject to total shareholder return (Total Shareholder Return or “TSR”), and the other to the permanence of the selected employees with the Group. In other words, the effective delivery of the shares will depend on the degree of performance of the return as defined in each of the annual plans that will be issued as part of the program, and on the permanence of the employee with the Group.
On December 21, 2021, the Company’s Board of Directors approved the issuance of the new plans within the framework of the programs implemented in February 2021.
The cost of the new share-based payment plans to be settled with equity instruments was initially measured at fair value at the date of grant, determined using a valuation model appropriate to the circumstances. The cost of this type of plan, along with the related changes, is recognized in “Share-based payment plans” in shareholders’ equity over the period in which the performance and/or service conditions are met, with contra to “Salaries, wages and social security contributions”. The accumulated expense recognized for these plans at each closing date, and up to the vesting date, reflects the extent to which the vesting period has been met and the Group’s best estimate of the number of equity instruments that will ultimately remain as vested benefit for the employees.

Stripping costs and quarry exploitation
3.18. Stripping costs and quarry exploitation
Following the guidelines established by IFRIC 20 Stripping Costs in the Production Phase of a Surface Mine, stripping costs and initial preparation of open-pit
quarries for their subsequent exploitation are capitalized as property, plant and equipment, as part of the Company’s field development costs, and are subsequently depreciated based on extracted units, considering to that end the estimation of reserves available for extraction and existing each time in the stripped area. The Group periodically revalues the estimate of proven reserves in stripped quarries and prospectively adjusts the effects of any difference in the estimate of tons available for extraction. Due to the frequency in which estimates are reviewed, the risk of significant differences in the estimates is reduced. Extraction costs incurred later during the production phase of the Company are recognized as part of the production costs.
In the ordinary course of business, the Company undertakes several exploration and evaluation activities in order to search for mineral ore and determine the technical and commercial feasibility of the resources identified. Exploration and evaluation activities include research and analysis of historical exploration data, the compilation of exploration data through geological studies, exploratory drilling and sampling in several areas, the determination of volume and the qualification of the resources identified, among others.
Mineral rights acquired in connection with the right to explore existing exploration areas are capitalized and amortized during the term of the right. As soon as a legal right has been acquired to explore, exploration and evaluation costs are expensed as incurred to profit or loss, unless the Company’s Management arrives at the conclusion that there is a highest likelihood of obtaining future profits; when this is the case, costs are capitalized. In assessing whether the costs satisfy the criteria to be capitalized several information sources are used, including the nature of the assets, the surface area explored and the results of the samples taken, among others.
All capitalized stripping, exploration and evaluation costs are subject to impairment testing. In the case of determining a potential impairment indicator, the Company carries out an assessment of its recoverability together with the group of related operating assets, which represents the cash-generating unit to which exploration is attributed.